Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Australia: 3.0%
24,059		AGL Energy Ltd.	$ 237,488	0.1
4,246		ASX Ltd.	240,126	0.1
154,454		Aurizon Holdings Ltd.	481,149	0.3
20,796		Australia & New Zealand Banking Group Ltd.	343,985	0.2
36,485		BHP Group Ltd.	1,017,427	0.6
66,912		Fortescue Metals Group Ltd.	891,439	0.5
203,498		Medibank Pvt Ltd.	425,774	0.2
12,899		Newcrest Mining Ltd.	255,347	0.1
20,433		Rio Tinto Ltd.	1,524,481	0.9
			5,417,216	3.0

		Belgium: 0.4%
7,294		UCB S.A.	780,549	0.4

		Canada: 4.3%
11,142		Bank of Nova Scotia	542,215	0.3
26,791		BCE, Inc.	1,161,418	0.6
8,865		Canadian Imperial Bank of Commerce - XTSE	747,317	0.4
1,014		Constellation Software, Inc./Canada	1,255,714	0.7
2,521		Franco-Nevada Corp.	335,570	0.2
10,451		National Bank Of Canada	578,921	0.3
14,930		Open Text Corp.	659,072	0.4
5,468		Rogers Communications, Inc.	257,927	0.1
55,701		TELUS Corp.	1,074,390	0.6
1,886	(1),(2)	Topicus.com, Inc.	–	–
11,585		Waste Connections, Inc.	1,204,608	0.7
			7,817,152	4.3

		China: 0.4%
217,000		BOC Hong Kong Holdings Ltd.	706,198	0.4

		Denmark: 1.7%
4,646		Carlsberg A/S	692,021	0.4
5,900		Coloplast A/S	882,022	0.5
22,667		Novo Nordisk A/S	1,519,208	0.8
			3,093,251	1.7

		Finland: 0.8%
14,049		Kone Oyj	1,177,822	0.6
6,796		Orion Oyj	319,659	0.2
			1,497,481	0.8

		France: 0.7%
3,679		Danone	237,241	0.1
2,831	(2)	Eiffage SA	276,779	0.2
61,215		Orange SA	774,862	0.4
			1,288,882	0.7

		Germany: 0.8%
28,124		Deutsche Post AG	1,356,650	0.8

		Hong Kong: 1.8%
21,200		ASM Pacific Technology Ltd.	264,722	0.1
114,000		CK Hutchison Holdings Ltd.	826,913	0.5
64,500		CLP Holdings Ltd.	605,911	0.3
173,000		HKT Trust / HKT Ltd.	226,113	0.1
5,400		Jardine Matheson Holdings Ltd.	285,633	0.2
75,500		Link REIT	660,103	0.4
63,500		Power Assets Holdings Ltd.	333,117	0.2
			3,202,512	1.8

		Ireland: 1.2%
15,584		Medtronic PLC	1,771,901	1.0
10,439		Smurfit Kappa PLC	443,794	0.2
			2,215,695	1.2

		Israel: 0.2%
76,854		Bank Leumi Le-Israel BM	431,541	0.2

		Italy: 2.4%
72,738		Assicurazioni Generali S.p.A.	1,243,405	0.7
49,912		Enel S.p.A.	500,757	0.3

38,365	(2)	FinecoBank Banca Fineco SpA	605,695	0.3
107,708	(2)	Intesa Sanpaolo SpA	249,501	0.1
174,228		Snam SpA	984,076	0.6
91,258		Terna Rete Elettrica Nazionale SpA	685,468	0.4
			4,268,902	2.4

		Japan: 8.7%
41,400		Canon, Inc.	733,378	0.4
900		Daikin Industries Ltd.	203,841	0.1
99,700		ENEOS Holdings, Inc.	340,556	0.2
22,500		Fuji Film Holdings Corp.	1,210,433	0.7
800		Hikari Tsushin, Inc.	192,024	0.1
12,800		Hitachi Ltd.	485,808	0.3
3,900		Hoya Corp.	518,655	0.3
8,300		Kamigumi Co., Ltd.	143,227	0.1
24,200		KDDI Corp.	688,644	0.4
8,700		Konami Holdings Corp.	453,409	0.2
5,500		Lawson, Inc.	249,380	0.1
22,000		LIXIL Group Corp.	526,455	0.3
3,400		McDonald's Holdings Co. Japan Ltd.	164,917	0.1
9,516		Medipal Holdings Corp.	178,464	0.1
5,400		MEIJI Holdings Co., Ltd.	382,167	0.2
9,629		Mitsubishi Corp.	223,713	0.1
3,900		Miura Co., Ltd.	205,354	0.1
2,300		Nintendo Co., Ltd.	1,304,979	0.7
30,200		Nippon Telegraph & Telephone Corp.	714,238	0.4
9,500		Secom Co., Ltd.	948,030	0.5
39,800		Sekisui House Ltd.	713,660	0.4
25,400		SG Holdings Co. Ltd.	759,973	0.4
99,900		SoftBank Corp.	1,230,855	0.7
3,600		Sohgo Security Services Co., Ltd.	192,822	0.1
13,600		Square Enix Holdings Co., Ltd.	831,650	0.5
6,200		Sumitomo Mitsui Financial Group, Inc.	178,266	0.1
6,900		Sundrug Co., Ltd.	289,252	0.1

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,900		Suzuken Co., Ltd.	$ 186,950	0.1
6,600		Trend Micro, Inc.	357,247	0.2
3,400		Tsuruha Holdings, Inc.	498,595	0.3
12,900		Welcia Holdings Co. Ltd.	518,348	0.3
6,700		Yamato Holdings Co., Ltd.	168,917	0.1
			15,794,207	8.7

		Netherlands: 0.6%
25,991		Koninklijke Ahold Delhaize NV	743,115	0.4
97,149		Koninklijke KPN NV	289,043	0.2
			1,032,158	0.6

		New Zealand: 0.1%
76,666		Spark New Zealand Ltd.	245,128	0.1

		Norway: 0.2%
26,944		Orkla ASA	258,055	0.2

		Singapore: 0.3%
66,700		Singapore Exchange Ltd.	439,794	0.3

		Spain: 1.1%
15,333		Enagas	374,596	0.2
16,181		Endesa S.A.	465,082	0.2
25,732		Ferrovial SA - FERE	718,575	0.4
257	(2)	Ferrovial SA - FERE-Interim	7,177	0.0
23,287		Red Electrica Corp. SA	476,057	0.3
			2,041,487	1.1

		Sweden: 0.5%
5,497		Essity AB	174,690	0.1
2,590		Swedish Match AB	209,536	0.1
35,834		Telefonaktiebolaget LM Ericsson	439,888	0.3
			824,114	0.5

		Switzerland: 3.1%
8,128		LafargeHolcim Ltd.-CHF	426,614	0.2
10,278		Logitech International SA	916,027	0.5
10,613		Nestle SA	1,188,810	0.7
5,494		Roche Holding AG	1,804,488	1.0
3,046		Zurich Insurance Group AG	1,235,297	0.7
			5,571,236	3.1

		United Kingdom: 3.6%
14,565		Admiral Group Plc	548,621	0.3
4,850		British American Tobacco PLC	170,732	0.1
105,161		Direct Line Insurance Group PLC	412,536	0.2
67,875		GlaxoSmithKline PLC	1,231,924	0.7
19,319		Imperial Brands PLC	348,752	0.2
8,225		London Stock Exchange Group PLC	887,083	0.5
58,209		Sage Group PLC/The	466,804	0.2
18,116		Smith & Nephew PLC	349,911	0.2
23,395		Unilever PLC	1,418,217	0.8
27,118		United Utilities Group PLC	323,008	0.2
247,219		Vodafone Group PLC	403,374	0.2
			6,560,962	3.6

		United States: 63.5%
17,739		AbbVie, Inc.	1,855,145	1.0
2,844		Accenture PLC	708,412	0.4
15,642		Activision Blizzard, Inc.	1,243,226	0.7
11,489		Aflac, Inc.	504,712	0.3
4,572		Air Products & Chemicals, Inc.	1,280,800	0.7
7,323		Allison Transmission Holdings, Inc.	300,609	0.2
7,118		Allstate Corp.	728,527	0.4
28,878		Altria Group, Inc.	1,150,211	0.6
18,903		Amdocs Ltd.	1,244,006	0.7
9,049		Ameren Corp.	703,831	0.4
5,269		American Water Works Co., Inc.	808,159	0.4
6,779		Amgen, Inc.	1,505,209	0.8
1,493		Anthem, Inc.	465,099	0.3
7,863		Applied Materials, Inc.	648,540	0.4
5,334		Aptargroup, Inc.	673,791	0.4
55,421		AT&T, Inc.	1,593,354	0.9
6,950		Avnet, Inc.	210,933	0.1
21,528		Bank of America Corp.	606,228	0.3
13,068		Booz Allen Hamilton Holding Corp.	1,134,172	0.6
26,185		Bristol-Myers Squibb Co.	1,633,944	0.9
8,333		Broadridge Financial Solutions, Inc. ADR	1,223,951	0.7
1,948		Carlisle Cos., Inc.	282,129	0.2
8,822		CDK Global, Inc.	422,574	0.2
2,442		CDW Corp.	318,657	0.2
1,174		Chemed Corp.	561,466	0.3
6,833		Chevron Corp.	595,701	0.3
3,004		Church & Dwight Co., Inc.	263,661	0.1
1,336		Cigna Corp.	279,411	0.2
43,871		Cisco Systems, Inc.	1,887,330	1.0
4,552		Citigroup, Inc.	250,679	0.1
8,434		Citrix Systems, Inc.	1,045,141	0.6
4,453		Cognizant Technology Solutions Corp.	347,913	0.2
2,922		Colgate-Palmolive Co.	250,240	0.1
5,472		Comcast Corp. – Class A	274,913	0.1
9,611		Corporate Office Properties Trust SBI MD	255,941	0.1
3,234		CSX Corp.	291,222	0.2
10,858		Dolby Laboratories, Inc.	960,390	0.5
6,100		Dollar General Corp.	1,333,338	0.7
6,058		DTE Energy Co.	762,157	0.4
24,189		eBay, Inc.	1,219,851	0.7
34,625		Equitrans Midstream Corp.	282,540	0.2
1,187		Everest Re Group Ltd.	269,841	0.1
14,296		Evergy, Inc.	792,141	0.4
5,772		Exelon Corp.	237,056	0.1
15,753		Flir Systems, Inc.	602,395	0.3
12,377		Flowers Foods, Inc.	274,646	0.1
19,951		General Mills, Inc.	1,213,420	0.7
15,250		Gentex Corp.	497,150	0.3
29,925		Geo Group, Inc./The	282,791	0.2

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
15,113	Gilead Sciences, Inc.	$ 916,906	0.5
5,579	Hanover Insurance Group, Inc.	626,801	0.3
7,976	Hershey Co.	1,179,571	0.7
9,186	Honeywell International, Inc.	1,873,209	1.0
624	Humana, Inc.	249,924	0.1
37,983	Intel Corp.	1,836,478	1.0
11,281	International Business Machines Corp.	1,393,429	0.8
4,395	Intuit, Inc.	1,547,128	0.9
6,108	Jack Henry & Associates, Inc.	982,533	0.5
17,306	Johnson & Johnson	2,503,832	1.4
13,099	JPMorgan Chase & Co.	1,544,110	0.9
48,259	Juniper Networks, Inc.	1,050,598	0.6
2,054	Kansas City Southern	382,393	0.2
8,943	Kimberly-Clark Corp.	1,245,849	0.7
3,243	KLA Corp.	817,139	0.5
7,696	Knight-Swift Transportation Holdings, Inc.	317,768	0.2
5,135	Kroger Co.	169,455	0.1
12,258	Leidos Holdings, Inc.	1,234,381	0.7
3,743	Life Storage, Inc.	410,682	0.2
2,263	Lockheed Martin Corp.	825,995	0.5
1,808	MarketAxess Holdings, Inc.	974,837	0.5
7,344	MAXIMUS, Inc.	527,373	0.3
6,148	McDonald's Corp.	1,336,821	0.7
5,933	McKesson Corp.	1,067,406	0.6
22,761	Merck & Co., Inc.	1,829,757	1.0
32,572	Microsoft Corp.	6,972,688	3.9
2,412	Monolithic Power Systems, Inc.	771,744	0.4
7,614	Motorola Solutions, Inc.	1,306,029	0.7
3,700	MSC Industrial Direct Co.	308,284	0.2
6,295	Nasdaq, Inc.	805,697	0.4
13,495	National Instruments Corp.	505,118	0.3
1,161	NewMarket Corp.	429,291	0.2
54,294	NortonLifeLock, Inc.	989,780	0.5
9,778	OGE Energy Corp.	316,709	0.2
10,533	Omnicom Group	663,579	0.4
25,847	Oracle Corp.	1,491,889	0.8
10,485	Packaging Corp. of America	1,363,050	0.8
13,762	Paychex, Inc.	1,281,930	0.7
13,568	PepsiCo, Inc.	1,956,913	1.1
51,280	Pfizer, Inc.	1,964,537	1.1
16,508	Philip Morris International, Inc.	1,250,481	0.7
10,838	Phillips 66	656,566	0.4
4,226	Pinnacle West Capital Corp.	345,898	0.2
16,443	Procter & Gamble Co.	2,283,439	1.3
13,827	Progressive Corp.	1,204,470	0.7
11,407	Qualcomm, Inc.	1,678,768	0.9
3,918	Reliance Steel & Aluminum Co.	461,540	0.3
12,373	Republic Services, Inc.	1,196,717	0.7
2,797	Roper Technologies, Inc.	1,194,319	0.7
6,244	Royal Gold, Inc.	689,775	0.4
1,046	S&P Global, Inc.	367,962	0.2
24,371	Service Corp. International	1,185,405	0.7
12,448	Silgan Holdings, Inc.	420,742	0.2
8,941	Sonoco Products Co.	519,114	0.3
10,997	Southern Co.	658,170	0.4
37,507	Switch, Inc.	592,236	0.3
7,203	T. Rowe Price Group, Inc.	1,032,982	0.6
9,008	Target Corp.	1,617,206	0.9
11,382	Texas Instruments, Inc.	1,835,348	1.0
1,663	Tractor Supply Co.	234,167	0.1
2,455	United Parcel Service, Inc. - Class B	419,977	0.2
34,373	Valvoline, Inc.	783,361	0.4
33,998	Verizon Communications, Inc.	2,053,819	1.1
6,362	(2) Viatris, Inc.	107,009	0.1
10,701	Waste Management, Inc.	1,274,810	0.7
22,433	Werner Enterprises, Inc.	897,096	0.5
40,162	Western Union Co.	906,055	0.5
43,100	Williams Cos., Inc.	904,238	0.5
11,881	Xilinx, Inc.	1,729,280	1.0
5,013	Yum! Brands, Inc.	530,375	0.3
8,586	Zoetis, Inc.	1,377,023	0.8
		114,657,514	63.5

	Total Common Stock
	(Cost $160,904,261)	179,500,684	99.4

EXCHANGE-TRADED FUNDS: 0.1%
1,194	iShares MSCI EAFE ETF	83,759	0.0
462	SPDR S&P 500 ETF Trust	167,272	0.1

	Total Exchange-Traded Funds
	(Cost $231,303)	251,031	0.1

	Total Long-Term Investments
	(Cost $161,135,564)	179,751,715	99.5

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
440,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $440,000)	440,000	0.2

	Total Short-Term Investments
	(Cost $440,000)	440,000	0.2

	Total Investments in Securities (Cost $161,575,564)	$ 180,191,715	99.7
	Assets in Excess of Other Liabilities	500,820	0.3
	Net Assets	$ 180,692,535	100.0

ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)(Continued)

(3)	Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	26.0%
Health Care	14.3
Industrials	10.7
Financials	10.4
Consumer Staples	10.3
Communication Services	8.6
Materials	6.4
Utilities	5.3
Consumer Discretionary	5.0
Energy	1.5
Real Estate	0.9
Exchange-Traded Funds	0.1
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,417,216	$–	$5,417,216
Belgium	–	780,549	–	780,549
Canada	7,817,152	–	–	7,817,152
China	–	706,198	–	706,198
Denmark	–	3,093,251	–	3,093,251
Finland	–	1,497,481	–	1,497,481
France	–	1,288,882	–	1,288,882
Germany	–	1,356,650	–	1,356,650
Hong Kong	–	3,202,512	–	3,202,512
Ireland	2,215,695	–	–	2,215,695
Israel	–	431,541	–	431,541
Italy	–	4,268,902	–	4,268,902
Japan	518,348	15,275,859	–	15,794,207
Netherlands	–	1,032,158	–	1,032,158
New Zealand	–	245,128	–	245,128
Norway	258,055	–	–	258,055
Singapore	–	439,794	–	439,794
Spain	–	2,041,487	–	2,041,487
Sweden	–	824,114	–	824,114
Switzerland	–	5,571,236	–	5,571,236
United Kingdom	1,418,217	5,142,745	–	6,560,962
United States	114,657,514	–	–	114,657,514
Total Common Stock	126,884,981	52,615,703	–	179,500,684
Exchange-Traded Funds	251,031	–	–	251,031
Short-Term Investments	440,000	–	–	440,000
Total Investments, at fair value	$127,576,012	$52,615,703	$–	$180,191,715
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,829	–	3,829
Total Assets	$127,576,012	$52,619,532	$–	$180,195,544
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,109,654)	$–	$(1,109,654)
Written Options	–	(3,461,587)	–	(3,461,587)
Total Liabilities	$–	$(4,571,241)	$–	$(4,571,241)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)(Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2020, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,142,564	GBP 4,000,000	Citibank N.A.	01/07/21	$(193,487)
AUD 500,000	USD 363,352	Morgan Stanley & Co. International PLC	01/07/21	3,829
USD 6,131,690	CAD 8,200,000	Morgan Stanley & Co. International PLC	01/07/21	(184,223)
USD 15,372,989	JPY 1,620,000,000	Morgan Stanley & Co. International PLC	01/07/21	(158,136)
USD 5,423,976	CHF 5,000,000	State Street Bank and Trust Co.	01/07/21	(86,771)
USD 12,971,836	EUR 11,100,000	State Street Bank and Trust Co.	01/07/21	(285,695)
USD 5,159,486	AUD 7,300,000	State Street Bank and Trust Co.	01/07/21	(201,342)
				$(1,105,825)

At November 30, 2020, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

EURO STOXX 50® Index	Barclays Bank PLC	Call	12/18/20	EUR	3,236.090	1,997	EUR	6,974,602	$177,113	$(639,984)
FTSE 100 Index	BNP Paribas	Call	12/18/20	GBP	5,969.120	1,743	GBP	10,921,969	258,806	(698,424)
Nikkei 225 Index	Societe Generale	Call	12/30/20	JPY	25,782.640	28,166	JPY	744,529,341	131,578	(261,290)
S&P 500® Index	UBS AG	Call	12/04/20	USD	3,500.040	8,859	USD	32,084,020	776,400	(1,091,149)
S&P 500® Index	Barclays Bank PLC	Call	12/18/20	USD	3,544.530	2,622	USD	9,495,914	210,720	(273,872)
S&P 500® Index	Morgan Stanley & Co. International PLC	Call	12/30/20	USD	3,593.120	5,706	USD	20,665,021	359,501	(496,868)
									$1,914,118	$(3,461,587)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)(Continued)

Cost for federal income tax purposes was $159,180,994.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$24,842,815
Gross Unrealized Depreciation	(8,329,341)
Net Unrealized Appreciation	$16,513,474